Expenses by nature (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [Abstract]
Transactions costs		R$ (661,067)	R$ (283,630)	R$ (145,969)
Cost of goods sold		(451,635)	(233,419)	(178,608)
Marketing and advertising		(275,394)	(204,857)	(153,467)
Personnel expenses		(105,794)	(63,280)	(48,130)
Financial expenses	[1]	(104,544)	(68,301)	(29,696)
Chargebacks	[2]	(47,854)	(31,557)	(27,490)
Depreciation and amortization	[3]	(51,571)	(31,246)	(18,580)
Other		(142,022)	(66,737)	(32,665)
Total		(1,839,881)	(983,027)	(634,606)
Classified as:
Cost of services		(829,661)	(357,811)	(191,710)
Cost of sales		(494,719)	(265,856)	(190,773)
Selling expenses		(245,759)	(199,937)	(162,642)
Administrative expenses		(153,177)	(84,461)	(61,129)
Financial expenses		(104,544)	(68,301)	(29,696)
Other (expenses) income, net		(12,021)	(6,660)	1,345
Total		R$ (1,839,881)	R$ (983,027)	R$ (634,606)

[1]	Our financial expenses include (a) the charges we incur to obtain early payment of receivables owed to us by card issuers and acquirers in order to finance our early payment of receivables feature for merchants, (b) interest expense on our other borrowings and (c) the cost of swaps relating to our foreign currency borrowings.
[2]	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 24 (iii).
[3]	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below: